Restricted Net Asset - Additional Information (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve			10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital				50.00%
Restricted net asset, PRC generally accepted accounting principles	$ 211,326	1,316,583